Foreign currency risk - Schedule of Foreign Exchange Rates (Details)	12 Months Ended
	Dec. 31, 2022 $ / SFr	Dec. 31, 2021 $ / SFr
AUD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.63	0.66
Average foreign exchange rate	0.67	0.70
BRL 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	17.68	16.36
Average foreign exchange rate	18.49	17.23
CAD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.68	0.72
Average foreign exchange rate	0.74	0.73
CNY 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	13.26	14.33
Average foreign exchange rate	14.46	14.23
EUR 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.99	1.04
Average foreign exchange rate	1.02	1.10
GBP 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	1.11	1.23
Average foreign exchange rate	1.20	1.27
JPY 100
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.70	0.79
Average foreign exchange rate	0.75	0.85
HKD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.12	0.12
Average foreign exchange rate	0.13	0.12
USD 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Closing foreign exchange rate	0.93	0.91
Average foreign exchange rate	0.96	0.92